CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash		$ 194,488	$ 19,564
Accounts receivable, net		7,384,640	2,122,803
Deposits		570,204	362,549
Deferred offering costs		1,403,604	0
Advances to suppliers		22,862	2,518
Prepaid expenses and other receivables		96,499	29,985
Assets, Current		9,672,297	2,537,419
Inventories, net		332,542	291,509
Property and equipment, net		1,015,959	0
Deferred tax assets		78,222	64,581
TOTAL ASSETS		11,099,020	2,893,509
CURRENT LIABILITIES:
Accounts payable		449,058	997
Deferred revenue		189,268	219,936
Taxes payable		2,726,821	1,616,184
Accrued expense and other payables		1,173,555	162,777
Due to related parties		567,346	25,541
TOTAL CURRENT LIABILITIES		5,106,048	2,025,435
TOTAL LIABILITIES		5,106,048	2,025,435
Commitments and contingencies
SHAREHOLDERS? EQUITY:
Ordinary Shares, $0.00284 par value 50,000,000 shares authorized; 16,021,126.7606 and 17,605,633.8028 shares issued and outstanding as of June 30, 2019 and June 30, 2018, respectively *	[1]	45,500	50,000
Additional paid-in capital		421,398	416,898
Statutory reserve		875,271	356,336
Accumulated other comprehensive income (loss)		(54,021)	10,000
Retained earnings		4,704,824	34,840
TOTAL SHAREHOLDERS' EQUITY	[2]	5,992,972	868,074
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 11,099,020	$ 2,893,509

[1]	Retrospectively restated for effect of reverse split. Prior to the reverse split, the authorized share capital was US$50,000 and consisted of 50,000 ordinary shares of US$0.001 par value.
[2]	Retrospectively restated for effect of reverse split.